Post-balance sheet events (Details) € in Millions		1 Months Ended			4 Months Ended	12 Months Ended
	Jul. 12, 2018 USD ($)	Apr. 30, 2018 aircraft	Jun. 30, 2017 aircraft	Sep. 30, 2014 aircraft	Jul. 19, 2018 EUR (€) shares	Mar. 31, 2018 EUR (€) aircraft shares	Mar. 31, 2016 USD ($) shares	Feb. 28, 2017 EUR (€)
Post-balance sheet events
Cost spent on buyback | $							$ 706,100,000
Number of shares bought back | shares							53,700,000
Shares buyback (as a percent)							4.20%
Share buyback program
Post-balance sheet events
Share buyback program, authorized amount | €								€ 750.0
Cost spent on buyback | €						€ 829.0
Number of shares bought back | shares						46,700,000
Shares buyback (as a percent)						3.80%
Reorganisation | Share buyback program
Post-balance sheet events
Cost spent on buyback | €					€ 320.1
Number of shares bought back | shares					20.1
Shares buyback (as a percent)					1.70%
Major business combination | LaudaMotion
Post-balance sheet events
Ownership Percentage	75.00%	24.90%
Additional ownership percentage approved | $	$ 50.1
Contract 2013
Post-balance sheet events
Number of aircraft, firm order						183
Contract 2014
Post-balance sheet events
Number of aircraft, firm order			10	100
Number of aircraft subject to option				100
Contract 2014 | Entering into significant commitments or contingent liabilities
Post-balance sheet events
Number of aircrafts converted in to firm order		25
Number of aircraft, firm order		135
Number of aircraft subject to option		75